Longterm Incentvie Plan (Details)	Sep. 30, 2013
Longterm Incentvie Plan
Issuance of common stock through grant of qualified stock options approved in 2011	2,500,000
Issuance of common stock through grant of qualified stock options amendment approved in 2013	5,000,000
Shares remaining eligible for issuance under the said plan	2,427,500